United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/08

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments

Federated Income Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		ADJUSTABLE RATE MORTGAGES--5.6%
		FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.1%
$5,092,042		Federal Home Loan Mortgage Corporation, 5.420%, 1/1/2036	$5,092,653
		FEDERAL NATIONAL MORTGAGE ASSOCIATION – 4.5%
8,920,126		Federal National Mortgage Association, 5.700%, 3/1/2037	8,993,859
5,402,188		Federal National Mortgage Association, 5.710%, 12/1/2036	5,440,404
5,681,436		Federal National Mortgage Association, 5.790%, 2/1/2037	5,735,017
		TOTAL	20,169,280
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $25,274,802)	25,261,933
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.7%
		FEDERAL HOME LOAN MORTGAGE CORPORATION – 8.9%
4,571,277		Federal Home Loan Mortgage Corporation 2981 FA, 5.720%, 5/15/2035	4,580,652
9,525,350		Federal Home Loan Mortgage Corporation 3144 FB, 5.670%, 4/15/2036	9,564,725
11,174,044		Federal Home Loan Mortgage Corporation 3160 FD, 5.650%, 5/15/2036	11,222,267
6,978,223		Federal Home Loan Mortgage Corporation 3175 FE, 5.630%, 6/15/2036	6,999,311
2,351,295		Federal Home Loan Mortgage Corporation 3206 FE, 5.720%, 8/15/2036	2,363,193
5,750,000		Federal Home Loan Mortgage Corporation 3303 FG, 5.720%, 5/1/2037	5,750,000
		TOTAL	40,480,148
		FEDERAL NATIONAL MORTGAGE ASSOCIATION – 12.8%
1,414,720		Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031	1,415,577
9,408,358		Federal National Mortgage Association REMIC 2006-104 FY, 5.660%, 11/25/2036	9,424,648
9,504,621		Federal National Mortgage Association REMIC 2006-115 EF, 5.680%, 12/25/2036	9,549,238
1,919,071		Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036	1,932,482
6,769,116		Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036	6,798,482
9,414,297		Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036	9,478,197
9,236,199		Federal National Mortgage Association REMIC 2006-85 PF, 5.700%, 9/25/2036	9,283,836
2,940,586		Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036	2,939,879
7,418,573		Federal National Mortgage Association REMIC 2007-30 QF, 5.610%, 4/25/2037	7,427,408
		TOTAL	58,249,747
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $98,362,263)	98,729,895
		MORTGAGE-BACKED SECURITIES--92.1%[1]
		FEDERAL HOME LOAN MORTGAGE CORPORATION – 46.4%
29,097,011		4.500%, 6/1/2019	28,242,478
74,944,496	[2]	5.000%, 2/1/2019 - 6/1/2037	72,731,130
84,599,763	[2]	5.500%, 12/1/2021 - 5/1/2037	83,922,630
18,702,188	[2]	6.000%, 10/1/2020 - 5/1/2037	18,870,270
1,046,561		6.500%, 9/1/2029	1,083,436
2,664,470		7.000%, 2/1/2031 - 3/1/2032	2,798,110
2,944,914		7.500%, 12/1/2022 - 2/1/2031	3,075,045
593,207		8.000%, 9/1/2014 - 11/1/2029	626,760
70,915		9.000%, 4/1/2009 - 2/1/2013	71,917
33,466		9.500%, 11/1/2009 - 9/1/2016	36,108
12,639		11.500%, 12/1/2014	14,420
		TOTAL	211,472,304
		FEDERAL NATIONAL MORTGAGE ASSOCIATION – 44.6%
5,704,722		4.500%, 8/1/2035 - 9/1/2035	5,363,428
31,015,308		5.000%, 7/1/2019 - 4/1/2034	30,261,027
66,674,476		5.500%, 9/1/2034 - 12/1/2035	66,008,534
73,921,627	[2]	6.000%, 6/1/2016 - 5/1/2037	74,545,872
20,433,207	[2]	6.500%, 12/1/2027 - 5/1/2037	20,913,514
2,605,663		7.000%, 7/1/2029 - 2/1/2032	2,736,930
783,852		7.500%, 3/1/2010 - 8/1/2031	807,634
753,041		8.000%, 12/1/2026	800,996
946,183		10.000%, 11/1/2009 - 3/1/2025	1,042,323
489,857		10.500%, 12/1/2019 - 4/1/2022	538,445
		TOTAL	203,018,703
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.1%
4,078,611		7.000%, 6/15/2026 - 1/15/2032	4,266,989
11,094		7.500%, 1/15/2031	11,644
555,322		8.000%, 11/15/2023 - 7/15/2030	586,369
300,249		8.500%, 6/15/2030	324,675
		TOTAL	5,189,677
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $413,568,486)	419,680,684
		U.S. TREASURY --0.0%
		U.S. TREASURY BILL--0.0%
50,000	[3,4]	4.845%, 7/19/07 (IDENTIFIED COST $49,468)	49,479
		REPURCHASE AGREEMENTS--3.3%
10,990,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/2/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	10,990,000
4,147,000	[5]	Interest in $27,926,000 joint repurchase agreement 5.26%, dated 4/12/2007 under which Banc of America Securities LLC will repurchase a U.S. Government Agency security maturing on 7/1/2034 for $28,056,570 on 5/14/2007. The market value of the underlying security at the end of the period was $28,563,596.	4,147,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	15,137,000
		TOTAL INVESTMENTS –122.7% (IDENTIFIED COST $552,392,019)[6]	558,858,991
		OTHER ASSETS AND LIABILITIES – NET – (22.7)%	(103,400,283)
		TOTAL NET ASSETS – 100%	$455,458,708

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2	All or a portion of these securities are subject to dollar-roll transactions.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
4	Discount rate at time of purchase.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6
At April 30, 2007, the cost of investments for federal tax purposes was $552,392,019. The net unrealized appreciation of investments for federal tax purposes was $6,466,972. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,509,076 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,104.

At April 30, 2007, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Bonds Long Futures	14	$1,564,500	June 2007	$(6,175)
7U.S. Treasury Notes 2-Year Futures	45	$9,212,344	June 2007	$1,245
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				(4,930)

7	Non income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed- income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Trust

By                      /S/ _______Richard A. Novak___

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ ___J. Christopher Donahue___

J. Christopher Donahue
Principal Executive Officer

Date                      June 13, 2007

By                      /S/ ___Richard A. Novak___

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007